Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of deferred tax assets, liabilities and valuation allowance

	Year Ended December 31,
(In thousands)	2013	2014
Deferred tax assets:
Net operating loss carry-forwards	$108,110	$108,348
Tax credit carry-forwards	10,783	10,696
Depreciation and amortization	3,605	3,709
Other	78	185
Total deferred tax assets	122,576	122,938
Valuation allowance	(122,576)	(122,938)
Net deferred tax assets	-	-
Deferred tax liabilities:
Intangible assets	(2,345)	(2,345)
Net deferred tax liabilities	$(2,345)	$(2,345)